FINANCIAL ASSETS AT AMORTISED COST - Schedule of Retail Credit Cards (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance allowance for expected credit losses	£ 4,042
Exchange and other adjustments	(88)	£ 39	£ (17)
Impact of transfers between stages	914	(67)	1,469
Other changes in credit quality	553	(447)	2,327
Additions and repayments	(118)	818	(197)
Methodology and model changes	(63)	(42)	152
Ending balance allowance for expected credit losses	4,903	4,042
Loans and advances to customers	454,899	448,567
Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	0	0
Stage 1 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 1	0	0
Stage 2 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 2	0	0
Stage 3 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 3	0	0
Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance allowance for expected credit losses	442	766
Exchange and other adjustments	(10)	7
Impact of transfers between stages	232	2
Other changes in credit quality	264	115
Additions and repayments	27	(90)
Methodology and model changes	33	0
Credit to the income statement	556	27
Utilisation, allowance account for credit losses of financial assets	(413)	(444)
Recoveries of advances written off in previous years	91	86
Ending balance allowance for expected credit losses	666	442	766
Retail – credit cards | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	0	0
Retail – credit cards | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	0	0
Retail – credit cards | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	0	0
Retail – credit cards | Impact of transfers between stages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	232	2
Stage 1 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance allowance for expected credit losses	96	155
Exchange and other adjustments	4	7
Impact of transfers between stages	3	61
Other changes in credit quality	15	(65)
Additions and repayments	(1)	(62)
Methodology and model changes	3	0
Credit to the income statement	20
Ending balance allowance for expected credit losses	120	96	155
Stage 1 £m | Retail – credit cards | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	48	190
Stage 1 £m | Retail – credit cards | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	(16)	(10)
Stage 1 £m | Retail – credit cards | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	(3)	(4)
Stage 1 £m | Retail – credit cards | Impact of transfers between stages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	(26)	(115)
Stage 2 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance allowance for expected credit losses	218	458
Exchange and other adjustments	2	13
Impact of transfers between stages	131	(185)
Other changes in credit quality	22	(50)
Additions and repayments	33	(18)
Methodology and model changes	27	0
Credit to the income statement	213
Ending balance allowance for expected credit losses	433	218	458
Stage 2 £m | Retail – credit cards | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	(47)	(188)
Stage 2 £m | Retail – credit cards | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	36	34
Stage 2 £m | Retail – credit cards | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	(43)	(77)
Stage 2 £m | Retail – credit cards | Impact of transfers between stages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	185	46
Stage 3 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance allowance for expected credit losses	128	153
Exchange and other adjustments	(16)	(13)
Impact of transfers between stages	98	126
Other changes in credit quality	227	230
Additions and repayments	(5)	(10)
Methodology and model changes	3	0
Credit to the income statement	323	346
Utilisation, allowance account for credit losses of financial assets	(413)	(444)
Recoveries of advances written off in previous years	91	86
Ending balance allowance for expected credit losses	113	128	153
Stage 3 £m | Retail – credit cards | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	(1)	(2)
Stage 3 £m | Retail – credit cards | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	(20)	(24)
Stage 3 £m | Retail – credit cards | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	46	81
Stage 3 £m | Retail – credit cards | Impact of transfers between stages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	73	71
Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance retail credit cards gross carrying amount	14,287	14,914
Beginning balance allowance for expected credit losses	442
Exchange and other adjustments	(15)	(37)
Additions and repayments	1,042	(232)
Advances written off	(413)	(444)
Recoveries of advances written off in previous years	91	86
Ending balance retail credit cards gross carrying amount	14,992	14,287	14,914
Ending balance allowance for expected credit losses	666	442
Loans and advances to customers	£ 14,326	£ 13,845
Drawn ECL coverage (%)	4.40%
Retail – credit cards | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Drawn ECL coverage (%)		3.10%
Retail – credit cards | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance retail credit cards gross carrying amount	£ 11,918	£ 11,301
Beginning balance allowance for expected credit losses	96
Exchange and other adjustments	(13)	(29)
Impact of transfers between stages	(934)	960
Additions and repayments	445	(314)
Ending balance retail credit cards gross carrying amount	11,416	11,918	11,301
Ending balance allowance for expected credit losses	120	96
Loans and advances to customers	£ 11,296	11,822
Drawn ECL coverage (%)	1.10%
Retail – credit cards | Stage 1 £m | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 1	£ 569	1,610
Retail – credit cards | Stage 1 £m | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 2	(1,319)	(513)
Retail – credit cards | Stage 1 £m | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 3	(184)	£ (137)
Retail – credit cards | Stage 1 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Drawn ECL coverage (%)		0.80%
Retail – credit cards | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance retail credit cards gross carrying amount	2,077	£ 3,273
Beginning balance allowance for expected credit losses	218
Exchange and other adjustments	(2)	(7)
Impact of transfers between stages	601	(1,306)
Additions and repayments	611	117
Ending balance retail credit cards gross carrying amount	3,287	2,077	3,273
Ending balance allowance for expected credit losses	433	218
Loans and advances to customers	£ 2,854	1,859
Drawn ECL coverage (%)	13.20%
Retail – credit cards | Stage 2 £m | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 1	£ (566)	(1,605)
Retail – credit cards | Stage 2 £m | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 2	1,358	558
Retail – credit cards | Stage 2 £m | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 3	(191)	£ (259)
Retail – credit cards | Stage 2 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Drawn ECL coverage (%)		10.50%
Retail – credit cards | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance retail credit cards gross carrying amount	292	£ 340
Beginning balance allowance for expected credit losses	128
Exchange and other adjustments	0	(1)
Impact of transfers between stages	333	346
Additions and repayments	(14)	(35)
Advances written off	(413)	(444)
Recoveries of advances written off in previous years	91	86
Ending balance retail credit cards gross carrying amount	289	292	£ 340
Ending balance allowance for expected credit losses	113	128
Loans and advances to customers	£ 176	164
Drawn ECL coverage (%)	39.10%
Retail – credit cards | Stage 3 £m | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 1	£ (3)	(5)
Retail – credit cards | Stage 3 £m | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 2	(39)	(45)
Retail – credit cards | Stage 3 £m | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 3	£ 375	£ 396
Retail – credit cards | Stage 3 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Drawn ECL coverage (%)		43.80%